UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Litmus Capital Management, LLC

Address:    1325 Avenue of the Americas, 28th Floor
            New York, New York  10019

13F File Number: 28-12779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Anthony Cordone
Title:      Chief Operating Officer
Phone:      (212) 786-6117


Signature, Place and Date of Signing:

/s/ Anthony Cordone             New York, New York           November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $6,432
                                         (thousands)


List of Other Included Managers:   None


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COL 6    COL 7             COLUMN 8

                               TITLE OF                    VALUE      SHRS OR SH/ PUT/   INVSMT   OTHR          VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)   PRN AMT PRN CALL   DSCRTN   MGRS     SOLE     SHARED    NONE
--------------                 -----           -----       --------   ------- --- ----   ------   ----     ----     ------    ----
BUCKEYE TECHNOLOGIES INC       COM             118255108     425      39,600  SH          SOLE    NONE     39,600
COWEN GROUP INC                COM             223621103     182      25,539  SH          SOLE    NONE     25,539
CVS CAREMARK CORPORATION       COM             126650100     357      10,000  SH          SOLE    NONE     10,000
DG FASTCHANNEL INC             COM             23326R109     159       7,600  SH          SOLE    NONE      7,600
ENCORE CAP GROUP INC           COM             292554102     139      10,300  SH          SOLE    NONE     10,300
IESI BFC LTD                   COM             44951D108     441      34,100  SH          SOLE    NONE     34,100
INVERNESS MED INNOVATIONS IN   COM             46126P106   1,046      27,000  SH          SOLE    NONE     27,000
LEAP WIRELESS INTL INC         COM NEW         521863308   1,564      80,000  SH          SOLE    NONE     80,000
LIBERTY MEDIA CORP NEW         CAP COM SER A   53071M302     456      21,799  SH          SOLE    NONE     21,799
MCDONALDS CORP                 COM             580135101     457       8,000  SH          SOLE    NONE      8,000
NTELOS HLDGS CORP              COM             67020Q107     221      12,498  SH          SOLE    NONE     12,498
PALL CORP                      COM             696429307     565      17,500  SH          SOLE    NONE     17,500
WALTER INVT MGMT CORP          COM             93317W102     420      26,200  SH          SOLE    NONE     26,200






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